LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Disclosure of right-of-use assets
Right-of-use assets

	Premises	Rolling stock	Total
	$	$	$
Balance at January 1, 2022	60,297,423	604,939	60,902,362
Additions	6,661,404	740,287	7,401,691
Modifications	(450,567)	10,670	(439,897)
Depreciation expense	(6,497,931)	(186,833)	(6,684,764)
Foreign currency translation adjustment	(635,198)	(35,840)	(671,038)
Balance at December 31, 2022	59,375,131	1,133,223	60,508,354

	Premises	Rolling stock	Total
	$	$	$
Balance at January 1, 2021	7,353,957	144,767	7,498,724
Additions	56,006,523	568,498	56,575,021
Depreciation expense	(3,031,148)	(103,704)	(3,134,852)
Foreign currency translation adjustment	(31,909)	(4,622)	(36,531)
Balance at December 31, 2021	60,297,423	604,939	60,902,362
Depreciation was recognized as follows in the consolidated statements of earnings (loss):

	2022	2021
	$	$
Cost of sales	1,348,589	1,233,652
Administrative expenses	278,995	262,840
Selling expenses	1,826,769	1,109,521
Capitalized to property, plant and equipment	3,230,411	528,839
	6,684,764	3,134,852

Disclosure of lease liabilities
Lease liabilities

$
Balance at January 1, 2022	62,209,317
Additions	7,401,691
Lease payments	(4,977,183)
Modification	(439,897)
Foreign currency translation adjustment	(673,713)
Balance at December 31, 2022	63,520,215
Current portion	5,210,183
Non-current portion	58,310,032

Balance at January 1, 2021	7,719,108
Additions	56,575,021
Lease payments	(2,093,371)
Foreign exchange gain	(42,772)
Foreign currency translation adjustment	51,331
Balance at December 31, 2021	62,209,317
Current portion	4,691,344
Non-current portion	57,517,973

Disclosure of amounts recognised in administrative expenses
Amounts recognized in administrative expenses in the consolidated statement of earnings (loss) are as follows:

	2022	2021
	$	$
Expense relating to variable lease payments, short-term leases and low-value assets not included in lease liabilities	1,159,705	27,942